CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Total Navios Logistics' Stockholders' Equity	Noncontrolling Interest
Balance, value at Dec. 31, 2012	$ 321,401	$ 20	$ 303,518	$ 17,302	$ 320,840	$ 561
Balance, units at Dec. 31, 2012		20,000
Acquisition of noncontrolling interest	(750)		(77)		(77)	(673)
Net (loss)/income	9,828			9,716	9,716	112
Balance, units at Dec. 31, 2013		20,000
Balance at Dec. 31, 2013	330,479	$ 20	303,441	27,018	330,479
Net (loss)/income	(16,704)			(16,704)	(16,704)
Balance, units at Dec. 31, 2014		20,000
Balance at Dec. 31, 2014	313,775	$ 20	303,441	10,314	313,775	0
Net (loss)/income	22,238			22,238	22,238
Balance, units at Dec. 31, 2015		20,000
Balance at Dec. 31, 2015	$ 336,013	$ 20	$ 303,441	$ 32,552	$ 336,013	$ 0